EQUITY (Details Narrative)			12 Months Ended
	Aug. 22, 2022 USD ($) shares	Aug. 22, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2023 shares	Jul. 13, 2022 shares	Jul. 12, 2022 shares
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Common stock, shares authorized			100,000,000	100,000,000
Common stock, shares outstanding			45,000,000	45,000,000	40,000,000	100,000,000
Issuance of new shares | $			$ 500,000
66 Individual [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of shares issued	5,000,000	5,000,000
Issuance of new shares	$ 500,000	¥ 3,400,700